Supplemental Cash Flow Disclosure - Disclosure of cash flow statement (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Supplemental Disclosure Respect To Cash Flows [Abstract]
Interest paid	$ 102,307	$ 744,422	$ 965,548
Interest received	247,307	199,936	68,375
Taxes paid	0	0	0
Non-cash investing and financing transactions:
Fair value of stock options exercised	1,139,621	164,869	116,768
Fair value of warrants exercised	994,161	772,408	18,209
Shares issued for conversion of debentures	0	3,404,693	23,673
Accretion income on promissory note receivable	7,034	(26,426)	(39,019)
Accretion expense on convertible debentures	0	378,687	548,882
Accrued interest on paycheck protection program loan	0	3,378	0
Right of use asset acquired	0	0	172,404
Property and equipment through financing	42,831	0	0
Assets transferred from Inventory to Property and equipment	$ 1,408,813	$ 271,291	$ 212,890